LIQUIDITY AND GOING CONCERN	6 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE－2 LIQUIDITY AND GOING CONCERN

The accompanying financial statements have been prepared in conformity with U.S. GAAP which contemplates continuation of our Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. Our Company’s ability to continue as a going concern depends upon its ability to market and sell its products to generate positive operating cash flows. As of December 31, 2024, our Company reported net loss of S$1,404,862. As of December 31, 2024, our Company’s working capital surplus was S$4,525,551. These conditions give rise to substantial doubt as to whether our Company will be able to continue as a going concern.

To sustain its ability to support our Company’s operating activities, our Company may have to consider supplementing its available sources of funds through the following sources:

●	cash generated from operations;
●	proceed from initial public offering;
●	other available sources of financing from Singapore banks and other financial institutions;
●	financial comfort from our Company’s related party; and
●	financial support from our Company’s shareholder.

Management has commenced a strategy to raise debt and equity. However, there can be no certainty that these additional financings will be available on acceptable terms or at all. If management is unable to execute this plan, there would likely be a material adverse effect on our Company’s business. All of these factors raise substantial doubt about the ability of our Company to continue as a going concern. The accompanying financial statements for the year ended June 30, 2024 and period ended December 31, 2024 have been prepared on a going concern basis and do not include any adjustments to reflect the possible future effects on the recoverability and classifications of assets or the amounts and classifications of liabilities that may result from the inability of our Company to continue as a going concern.

There can be no certainty that these additional financings will be available on acceptable terms or at all. If management is unable to execute this plan, there would likely be a material adverse effect on our Company’s business. All of these factors raise substantial doubt about the ability of our Company to continue as a going concern. The accompanying financial statements for the six-month period ended December 31, 2024 have been prepared on a going concern basis and do not include any adjustments to reflect the possible future effects on the recoverability and classifications of assets or the amounts and classifications of liabilities that may result from the inability of our Company to continue as a going concern.